LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASE OBLIGATIONS

NOTE I – LEASE OBLIGATIONS

The Company is committed under several long-term operating leases which provide for minimum lease payments. Certain leases contain options for renewal. Total rental expense under these operating leases amounted to $125,000 and $93,000 as of December 31, 2012 and 2011, respectively.

The Company is also committed under one long-term capital lease agreement. The capital lease agreement had an outstanding balance of $1,415,000 and $1,540,000 at December 31, 2012 and 2011, respectively (included in other liabilities). This lease has a remaining term of 9 years at December 31, 2012. Assets related to the capital lease are included in premises and equipment and the cost consists of $2.6 million less accumulated depreciation of approximately $346,110 and $86,500 at December 31, 2012 and 2011, respectively.

Minimum future lease payments for the operating and capital leases at December 31, 2012 were as follows:

	Operating
	Leases	Capital Lease
	(In thousands)

2013	$118	$166
2014	122	166
2015	96	166
2016	96	168
2017	77	191
Thereafter	355	745

Total Minimum Lease Payments	$864	1,602

Less: Amounts representing interest		(187)

Present value of minimum lease payments		$1,415